Directors' remuneration	12 Months Ended
Dec. 31, 2017
Directors' remuneration
Directors' remuneration

12.        Directors’ remuneration

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Salaries	4,490	2,367	2,384
Equity-settled share-based payments	8,158	2,214	1,550
	12,648	4,581	3,934

The equity-settled share-based payments granted to directors include both stock options and restricted share units (“RSUs”).

During the year ended December 31, 2017, 5,726,477 options to purchase ordinary shares of the Company were granted to the directors, 1,949,229 stock options were exercised and no stock options were expired. During the year ended December 31, 2016, 1,068,955* stock options were granted to the directors, 1,800,000* stock options were exercised and 732,820* stock options were expired. During the year ended December 31, 2015, 3,091,724* stock options were granted to the directors, 1,835,343* stock options were exercised and 111,781* stock options were expired.

During the year ended December 31, 2017,  5,726,477 RSUs to purchase ordinary shares of the Company were granted to the directors to the directors, 3,774,432 RSUs automatically vested and no RSUs were forfeited. During the year ended December 31, 2016,  1,068,955* RSUs were granted to the directors, 1,411,851* RSUs automatically vested and no RSUs were forfeited. During the year ended December 31, 2015,  1,080,499* RSUs were granted to the directors 1,237,783* RSUs automatically vested and no RSUs were forfeited.

In 2017, 2016 and 2015,  no emoluments were paid by the Group to any of the directors as an inducement to join or upon joining the Group or as compensation for loss of office. Except for the waiver of all options previously granted to Ren Kai subject to his request on February 18, 2016, no directors waived any emoluments in 2017, 2016 and 2015.

*     The number of share option and RSUs for the prior years have been adjusted to reflect the impact of the share consolidation, on the basis that every ten ordinary shares and preferred shares of US$0.0004 each consolidated into one ordinary share and preferred share of US$0.004 each, which was accounted for as a reverse stock split effective on December 7, 2016.

(a)	Independent non-executive directors

The fees paid or payable to independent non-executive directors of the Company during the year were as follows:

		Employee
	Salaries and	settle share-	Total
	wages	based payment	remuneration
	USD’000	USD’000	USD’000
2017
Lip-Bu Tan	91	128	219
William Tudor Brown	89	8	97
Carmen I-Hua Chang	70	40	110
Shang-Yi Chiang	47	250	297
Jason Jingsheng Cong	35	217	252
	332	643	975

		Employee
	Salaries and	settle share-	Total
	wages	based payment	remuneration
	USD’000	USD’000	USD’000
2016
Lip-Bu Tan	100	156	256
William Tudor Brown	85	24	109
Sean Maloney	72	23	95
Carmen I-Hua Chang	68	78	146
Shang-Yi Chiang	—	—	—
	325	281	606

		Employee
	Salaries and	settle share-	Total
	wages	based payment	remuneration
	USD’000	USD’000	USD’000
2015
Lip-Bu Tan	70	—	70
Frank Meng	28	6	34
William Tudor Brown	47	47	94
Sean Maloney	50	46	96
Carmen I-Hua Chang	42	149	191
	237	248	485

There were no other emoluments payable to the independent non-executive directors during the year (2016:  Nil and 2015:  Nil.)

(b)	Executive directors and non-executive director

		Employee
	Salaries and	settle share-	Total
	wages	based payment	remuneration
	USD’000	USD’000	USD’000
2017
Executive directors:
Zhou Zixue	765	311	1,076
Zhao Haijun*	726	1,514	2,240
Liang Mong Song*	65	—	65
Gao Yonggang	634	24	658
	2,190	1,849	4,039
Non-executive director:
Tzu-Yin Chiu**	1,783	5,321	7,104
Chen Shanzhi	75	128	203
Zhou Jie	—	—	—
Ren Kai	70	—	70
Lu Jun	—	—	—
Tong Guohua	40	217	257
Li Yonghua (Alternate to Chen Shanzhi)***	—	—	—
	1,968	5,666	7,634

		Employee
	Salaries and	settle share-	Total
	wages	based payment	remuneration
	USD’000	USD’000	USD’000
2016
Executive directors:
Zhou Zixue	527	655	1,182
Tzu-Yin Chiu**	920	1,038	1,958
Gao Yonggang	413	82	495
	1,860	1,775	3,635
Non-executive director:
Chen Shanzhi	80	136	216
Zhou Jie	—	—	—
Ren Kai	63	22	85
Lu Jun	39	—	39
Li Yonghua (Alternate to Chen Shanzhi)***	—	—	—
	182	158	340

		Employee
	Salaries and	settle share-	Total
	wages	based payment	remuneration
	USD’000	USD’000	USD’000
2015
Executive directors:
Zhou Zixue	225	873	1,098
Zhang Wenyi	578	32	610
Tzu-Yin Chiu**	918	130	1,048
Gao Yonggang	376	201	577
	2,097	1,236	3,333
Non-executive director:
Chen Shanzhi	50	—	50
Zhou Jie	—	—	—
Li Yonghua (Alternate to Chen Shanzhi)***	—	—	—
Ren Kai	—	66	66
	50	66	116

*      Zhao HaiJun and Liang Mong Song are also the Co-Chief Executive Officers of the Company.

**    Tzu-Yin Chiu resigned as Chief Executive Officer on May 10, 2017 and remains as non-executive director.

***   Li Yonghua resigned as alternate director of Chen Shanzhi with effect from February 24, 2017.

In 2017, Lu Jun waived all salaries and wages since he was appointed as non-executive director of SMIC. There was no other arrangement under which a director waived any remuneration in 2017.